Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Computation of basic and diluted earnings per share	Computation of basic and diluted earnings per share

in € m.	2025	2024	2023
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	6,606	4,342	6,332
Coupons paid on additional equity components	(761)	(574)	(498)
Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share	5,846	3,768	5,834
Effect of dilutive securities	—	—	—
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share	5,846	3,768	5,834
Number of shares in million
Weighted-average shares outstanding – denominator for basic earnings per share	1,954.5	1,993.6	2,064.1
Effect of dilutive securities:
Deferred shares	43.4	45.7	39.9
Other (including trading options)	—	—	—
Dilutive potential common shares	43.4	45.7	39.9
Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share	1,998.0	2,039.3	2,104.0

Earnings per share	Earnings per share

in €	2025	2024	2023
Basic earnings per share	2.99	1.89	2.83
Diluted earnings per share	2.93	1.85	2.77